CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Net income	¥ 1,991,799,815	$ 286,878,844	¥ 860,299,088	¥ 726,196,922
Other comprehensive income:
-Unrealized loss on available-for-sale securities			(412,529)	(5,629,905)
-Exchange loss on warrant liability			(3,950,373)
-Foreign currency translation adjustments	96,919,050	13,959,247	5,070,890	4,634,500
Release of translation difference due to the liquidation of a foreign subsidiary	(4,716,918)	(679,378)
Comprehensive income	2,084,001,947	300,158,713	861,007,076	725,201,517
Less: comprehensive income attributable to non-controlling interests	5,611,910	808,283	4,207,112	851,167
Comprehensive income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 2,078,390,037	$ 299,350,430	¥ 856,799,964	¥ 724,350,350